Enterprise-wide geographic reporting (Tables)	12 Months Ended
Dec. 31, 2013
Enterprise-wide geographic reporting [Abstract]
Summary of Enterprise-wide geographic reporting

The Company does not have material long-lived assets located in foreign countries other than PRC. Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company's net revenue from external customers by geographic areas is as follows:

	Year ended December 31,
	2013	2012	2011

China	$177,836	$143,877	$276,286
International	23,138	22,824	36,850
Total	$200,974	$166,701	$313,136